Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Trade and Other Payables

	Year ended December 31
	2018	2019
Trade payables	4,393	6,148
Social security and other taxes	161	183
Other payables	16	21

At December 31	4,570	6,352